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                                                                      Exhibit B

                           Pioneer Independence Fund
                            Pioneer Series Trust II
                           Pioneer Series Trust III
                              Pioneer Value Fund
                                60 State Street
                          Boston, Massachusetts 02110

                                 April 8, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:Pioneer Form N-14:
   Pioneer Independence Fund (File No. 333-187078)
   Pioneer Series Trust II (File No. 333-187079)
   Pioneer Series Trust III (File No. 333-187077)
   Pioneer Value (File No. 333-187076)

Ladies and Gentlemen:

   In connection with the review by the Staff of the Securities and Exchange Commission (the "Commission") of the registration statement on Form N-14 filed on March 6, 2013 by Pioneer Independence Fund, Pioneer Series Trust II, Pioneer Series Trust III and Pioneer Value Fund (the "Registrants"), each Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

    (a)the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

    (b)Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

    (c)the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                             Sincerely,

                                             Pioneer Independence Fund
                                             Pioneer Series Trust II
                                             Pioneer Series Trust III
                                             Pioneer Value Fund

                                             By:   /s/ Christopher J. Kelley
                                                  ------------------------------
                                                     Name: Christopher J. Kelley
                                                     Title: Secretary